Note 6 - Property Acquired Through Capital Leases (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Network and Base Station Equipment [Member]
Capital Leased Assets Gross	$ 2,620,898	$ 2,620,898	$ 2,234,180
Customer Premise Equipment [Member]
Capital Leased Assets Gross	669,792	669,792	246,484
Information Technology [Member]
Capital Leased Assets Gross	1,860,028	1,860,028	1,860,028
Capital Leased Assets Gross	5,150,718	5,150,718	4,340,692
Less: accumulated depreciation	3,372,504	3,114,968	2,135,534
Property acquired through capital leases, net	$ 1,778,214	$ 2,035,750	$ 2,205,158